Nota 7 Probability of default of contingent risk and commitments (Details)	12 Months Ended
Dec. 31, 2022
Subject to 12 month ECL [Member]
Disclosure of probability of default [Line Items]
Probability of default of contingent risk and commitments	0.948%
Subject to 12 month ECL [Member] | 0 to 2 [Member]
Disclosure of probability of default [Line Items]
Probability of default of contingent risk and commitments	0.063%
Subject to 12 month ECL [Member] | 2 to 5 [Member]
Disclosure of probability of default [Line Items]
Probability of default of contingent risk and commitments	0.204%
Subject to 12 month ECL [Member] | 5 to 11 [Member]
Disclosure of probability of default [Line Items]
Probability of default of contingent risk and commitments	0.269%
Subject to 12 month ECL [Member] | 11 to 39 [Member]
Disclosure of probability of default [Line Items]
Probability of default of contingent risk and commitments	0.198%
Subject to 12 month ECL [Member] | 39 to 194 [Member]
Disclosure of probability of default [Line Items]
Probability of default of contingent risk and commitments	0.146%
Subject to 12 month ECL [Member] | 194 to 1061 [Member]
Disclosure of probability of default [Line Items]
Probability of default of contingent risk and commitments	0.061%
Subject to 12 month ECL [Member] | 1061 to 2121 [Member]
Disclosure of probability of default [Line Items]
Probability of default of contingent risk and commitments	0.006%
Subject to 12 month ECL [Member] | More than 2121 [Member]
Disclosure of probability of default [Line Items]
Probability of default of contingent risk and commitments	0.002%
Subject to lifetime ECL [Member]
Disclosure of probability of default [Line Items]
Probability of default of contingent risk and commitments	0.052%
Subject to lifetime ECL [Member] | 0 to 2 [Member]
Disclosure of probability of default [Line Items]
Probability of default of contingent risk and commitments	0.002%
Subject to lifetime ECL [Member] | 2 to 5 [Member]
Disclosure of probability of default [Line Items]
Probability of default of contingent risk and commitments	0.002%
Subject to lifetime ECL [Member] | 5 to 11 [Member]
Disclosure of probability of default [Line Items]
Probability of default of contingent risk and commitments	0.009%
Subject to lifetime ECL [Member] | 11 to 39 [Member]
Disclosure of probability of default [Line Items]
Probability of default of contingent risk and commitments	0.007%
Subject to lifetime ECL [Member] | 39 to 194 [Member]
Disclosure of probability of default [Line Items]
Probability of default of contingent risk and commitments	0.011%
Subject to lifetime ECL [Member] | 194 to 1061 [Member]
Disclosure of probability of default [Line Items]
Probability of default of contingent risk and commitments	0.015%
Subject to lifetime ECL [Member] | 1061 to 2121 [Member]
Disclosure of probability of default [Line Items]
Probability of default of contingent risk and commitments	0.002%
Subject to lifetime ECL [Member] | More than 2121 [Member]
Disclosure of probability of default [Line Items]
Probability of default of contingent risk and commitments	0.004%